Expense Example	Jul. 29, 2026 USD ($)
Aristotle Core Plus Income ETF | Aristotle Core Plus Income ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	144
Aristotle Multi-Sector Income ETF | Aristotle Multi-Sector Income ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Aristotle Short Term Income ETF | Aristotle Short Term Income ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	$ 125